PER SHARE INFORMATION (Details 2) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net Income (loss) attributable to common shareholders - Basic	$ (1,061,851)	$ 9,363,166	$ (9,777,695)	$ (109,023)
Net Income attributable to common shareholders - Diluted	$ 0	$ (365,952)	$ 0	$ 0
Denominator
Weighted-average shares of common stock outstanding (in shares)	508,638,816	350,220,224	439,720,987	345,384,514
Dilutive effect of stock options, warrants and convertible securities (in shares)	0	135,987,189	0	0
Net (loss) income per share
Basic (in dollars per share)	$ 0.00	$ 0.03	$ (0.02)	$ 0.00
Diluted (in dollars per share)	$ 0.00	$ 0.00	$ (0.02)	$ 0.00